Schedule of Segment Information By Business Unit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 98,787	$ 198,740
Change in revenues	$ (99,953)
Percentage change in revenues	(50.00%)
Cost of revenues	$ (32,356)	(63,350)
Change in cost of revenues	$ 30,994
Percentage change in cost of revenue	49.00%
Other Income	$ 144,339	5,093
Change in other income	$ 139,246
Percentage change in other income	2734.00%
Administrative expenses	$ (972,143)	(1,577,819)
Change in administrative expenses	$ 605,676
Percentage change in administrative expenses	38.00%
Other expenses	$ (383,297)	(237,156)
Change in other expenses	$ (146,141)
Percentage change in other expenses	(62.00%)
Net loss before taxation	$ (1,144,670)	(1,674,492)
Change in net loss before taxation	$ 529,822
Percentage change in net loss before taxation	32.00%
Satellite Earth Observation [Member]
Segment Reporting Information [Line Items]
Revenues	$ 70,004
Change in revenues	$ 70,004
Percentage change in revenues
Cost of revenues	$ (29,635)
Change in cost of revenues	$ (29,635)
Percentage change in cost of revenue
Other Income
Change in other income
Percentage change in other income
Administrative expenses	$ (298,856)
Change in administrative expenses	$ (298,856)
Percentage change in administrative expenses
Other expenses	$ (3,763)
Change in other expenses	$ (3,763)
Percentage change in other expenses
Net loss before taxation	$ (262,250)
Change in net loss before taxation	$ (262,250)
Percentage change in net loss before taxation
Satellite Ground Station Turnkey Services [Member]
Segment Reporting Information [Line Items]
Revenues	$ 28,783	197,976
Change in revenues	$ (169,193)
Percentage change in revenues	(85.00%)
Cost of revenues	$ (2,721)	(62,887)
Change in cost of revenues	$ 60,166
Percentage change in cost of revenue	96.00%
Other Income	$ 264	530
Change in other income	$ (266)
Percentage change in other income	(50.00%)
Administrative expenses	$ (90,466)	(141,186)
Change in administrative expenses	$ 50,720
Percentage change in administrative expenses	36.00%
Other expenses	$ (8,923)	(6,091)
Change in other expenses	$ (2,832)
Percentage change in other expenses	(46.00%)
Net loss before taxation	$ (73,063)	(11,658)
Change in net loss before taxation	$ (61,405)
Percentage change in net loss before taxation	(527.00%)
Research and Development Center [Member]
Segment Reporting Information [Line Items]
Revenues		764
Change in revenues	$ (764)
Percentage change in revenues	(100.00%)
Cost of revenues		(463)
Change in cost of revenues	$ 463
Percentage change in cost of revenue	100.00%
Other Income	$ 123,748	4,563
Change in other income	$ 119,185
Percentage change in other income	2612.00%
Administrative expenses	$ (417,587)	(657,265)
Change in administrative expenses	$ 239,678
Percentage change in administrative expenses	36.00%
Other expenses	$ (276,568)	(210,488)
Change in other expenses	$ (66,080)
Percentage change in other expenses	(31.00%)
Net loss before taxation	$ (570,407)	(862,889)
Change in net loss before taxation	$ 292,482
Percentage change in net loss before taxation	34.00%
Startup In Development [Member]
Segment Reporting Information [Line Items]
Revenues
Change in revenues
Percentage change in revenues
Cost of revenues
Change in cost of revenues
Percentage change in cost of revenue
Other Income
Change in other income
Percentage change in other income
Administrative expenses	$ (2,401)	(381,713)
Change in administrative expenses	$ 379,312
Percentage change in administrative expenses	99.00%
Other expenses	$ (11)	(2,752)
Change in other expenses	$ 2,741
Percentage change in other expenses	100.00%
Net loss before taxation	$ (2,412)	(384,465)
Change in net loss before taxation	$ 382,053
Percentage change in net loss before taxation	99.00%
Holding Company [Member]
Segment Reporting Information [Line Items]
Revenues
Change in revenues
Percentage change in revenues
Cost of revenues
Change in cost of revenues
Percentage change in cost of revenue
Other Income	$ 20,327
Change in other income	$ 20,327
Percentage change in other income
Administrative expenses	$ (162,833)	(397,655)
Change in administrative expenses	$ 234,822
Percentage change in administrative expenses	59.00%
Other expenses	$ (94,032)	(17,825)
Change in other expenses	$ (76,207)
Percentage change in other expenses	(428.00%)
Net loss before taxation	$ (236,538)	$ (415,480)
Change in net loss before taxation	$ 178,942
Percentage change in net loss before taxation	43.00%